ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 356,300	$ 572,743	$ 547,487
Less: Allowance for doubtful accounts	(40,712)	(34,232)	(36,003)
Accounts receivable, net	$ 315,588	$ 538,511	$ 511,484